Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			15 Months Ended
	Oct. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Expiration period		10 years
Ordinary shares reserved for issuance		8,639,000
Ordinary shares available for future grant		890,177
Average market value, trading day period		30 days
Total intrinsic value of options exercised		$ 149	$ 874
Unrecognized compensation cost, period for recognition		1 year
Total unrecognized compensation cost		3,822	5,460	6,564
Stock repurchase, authorized amount	20,000
Stock repurchased during period, shares					3,481,523
Stock repurchased, weighted average price per share					$ 5.74
Stock repurchased during period, amount					20,091
Total proceeds from public offering		34,959
Additional Shares authorized		1,600,000
Stock issued, shares		14,000,000
Issuance expenses		361
Share price		$ 2.40
Stock Option [Member]
Weighted average grant date fair value of options granted		$ 1.99	$ 3.82	$ 5.63
Total unrecognized compensation cost		2,538
Restricted Stock Units (RSUs) [Member]
Weighted average grant date fair value of options granted		$ 2.69
Total unrecognized compensation cost		$ 2,713